Right-of-use Asset and Lease Liability (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018	Jan. 09, 2019	Jan. 02, 2019
Current lease liabilities	$ 402,876		$ 453,734	[1]
Long-term lease liabilities	221,710		302,175	[1]
ROU assets	606,897		738,453	[1]
Operating lease expense	$ 150,564	$ 136,943	$ 579,770	[1]	[1]
Lease, description	Each location has its own expiration date ranging from April 30, 2020 to August 31, 2023.		Each location has its own expiration date ranging from April 30, 2020 to August 31, 2023.
Accounting Standards Update (ASU) No. 2016-02 [Member]
Current lease liabilities						$ 475,000	$ 475,000
Long-term lease liabilities						713,000	713,000
ROU assets						$ 1,167,000	$ 1,167,000

[1]	There is no comparable information for operating leases at or for the year ended December 31, 2018 since the Company adopted ASU No. 2016-02 on January 1, 2019 and elected to recognize operating lease right-of-use assets and operating lease liabilities at the adoption date.